Employee Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($) yr
Disclosure Of Employee Benefit Expenses [line items]
Remaining liabilities defined benefit plan settlement period		4 years
Rate of increase for health care cost in next twelve month		5.33%
Rate of increase for health care cost in fiscal year 2034		3.33%
Rate of increase for health care cost remaining		3.33%
Rate of decrease for health care cost duration		15 years
Non adjusting event [member]
Disclosure Of Employee Benefit Expenses [line items]
Expected contribution to defined benefit pension plans | $	$ 13.7
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations		50.00%
Weighted average duration of defined benefit obligation | yr		16
Defined benefit obligation expected duration		17 years
Austria [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations		50.00%
Weighted average duration of defined benefit obligation | yr		15
Defined benefit obligation expected duration		16 years
Remaining liabilities of defined benefit plan | $		$ 2.3